FINANCIAL VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Financial assets and liabilities measured at fair value in the consolidated financial statements

Financial assets and liabilities measured at fair value as of December 31, 2014 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$5,002	$-	$-
Restricted cash	371	-	-
	$5,373	$-	$-

Financial assets and liabilities measured at fair value as of December 31, 2013 in the consolidated financial statements on a recurring basis are summarized below:

	Level 1	Level 2	Level 3

Cash	$6,382	$-	$-
Restricted cash	7,500	-	-
	$13,822	$-	$-